ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.   ORGANIZATION AND BASIS OF PRESENTATION

The Company is a limited liability company incorporated in the Cayman Islands on March 3, 2008.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, variable interest entities (the “VIEs”) and VIEs’ subsidiaries, which are mainly located in the People’s Republic of China (the “PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. The Company, its subsidiaries,  VIEs and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”.

On September 20, 2017, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 21).

Prior to December 2021, the Group was principally engaged in the business of providing express delivery services, freight delivery services, supply chain management services, Store+ services, global logistic services and other value-added services. The Group’s principal geographic market is in the PRC.

In November 2020, the Company approved a disposal plan to wind down its Dianjia.com services business by the end of December 31, 2020 and committed to a plan to sell its Wowo convenience stores (“Store+ disposal plan”) in order to increase focus on the Company’s core businesses. In November 2021, the Company completed the disposal transaction of Sichuan Wowo.

In October 2021, the Company entered into a series of agreements with J&T Global Express Limited (“J&T”), a PRC limited liability company and a logistics services provider in China to sell its express delivery business in China. On December 9, 2021, the disposal was completed and Hangzhou BEST Network Technologies Co., Ltd. (“BEST Network”) and its’s subsidiaries were sold to J&T.

As a result, the related historical financial results of Store+ services and BEST Express delivery services (“BEST Express”) are reflected in the Company’s consolidated statements of comprehensive loss (income) as discontinued operations and the related assets and liabilities are reclassified as assets held-for-sale and liabilities held-for-sale on the Company’s consolidated balance sheets accordingly. See additional disclosures regarding the discontinued operation in Note 4 to the consolidated financial statements.

Subsequent to December 2021, the Group is principally engaged in the business of providing freight delivery services, supply chain management services, global logistic services and other value-added services.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Details of the Company’s principal subsidiaries, VIEs and VIEs’ subsidiaries as of December 31, 2021 are as follows:

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	("BVI")
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	("HK")
BEST Capital Inc (“BEST Capital”)	Cayman Islands	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding
BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
("BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC	May 22, 2015	100%	Supply chain management services
VIEs
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	Ucargo transportation services
Hangzhou Baijia Business Management Consulting Co., Ltd.,	PRC	December 20, 2019	Nil	Convenience store operations
(“Hangzhou Baijia”)
Xinyuan Leasing Asset Backed Special Plan I	PRC	June 1, 2019	Nil	Asset Backed Special Plan
Xinyuan Leasing Asset Backed Special Plan II (collectively the “ABS Plans”)	PRC	September 29, 2020	Nil	Asset Backed Special Plan
Yunnan Trust Plan (“Trust Plan”)	PRC	March 11, 2021	Nil	Trust Plan
VIEs’ subsidiaries:
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

To comply with PRC legal restrictions on foreign ownership and investment in, among other areas, domestic mail delivery services, value-added telecommunication business as well as tobacco retail business, the Company provides the services that may be subject to such restrictions in the PRC through the VIEs, namely BEST Network (prior to the disposal in December 2021), BEST Information Technology, and Hangzhou Baijia, which are all incorporated in the PRC and 100% owned by PRC individuals (the “nominee shareholders”).

BEST Network holds a courier service operation permit that allows it to provide domestic mail delivery services in addition to parcel delivery services and an ICP license that allows it to provide value-added telecommunication services, all of which may constitute part of the Company’s comprehensive service offerings. Certain subsidiaries of BEST Information Technology have obtained ICP licenses that would allow them to provide value-added telecommunication services in connection with the BEST UCargo business. Sichuan Wowo Supermarket Chain Co., Ltd. (“Sichuan Wowo”), a subsidiary of Hangzhou Baijia, has obtained the tobacco monopoly retail license that would allow it to conduct tobacco retail business in connection with BEST Store+ business.

The contractual arrangements entered into among the Company, the wholly-owned PRC subsidiaries, the VIEs, and the VIEs’ shareholders include (i) certain equity pledge agreements, shareholders’ voting rights proxy agreements, exclusive call option agreements and certain loan agreements, which provide the Company with effective control over our VIEs; and (ii) certain exclusive technical services agreements, which allow the Company to receive substantially all of the economic risks and benefits generated from the operations of the VIEs and their subsidiaries (the “Contractual Agreements”). As a result of these Contractual Agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries that most significantly impact their economic performance and is entitled to substantially all of the economic benefits from their operations. Therefore, the Company is the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements.

BEST Network

Contracts that give the Company effective control of BEST Network

Loan Agreements

BEST Technology entered into loan agreements with the nominee shareholders of BEST Network on October 12, 2011 and February 15, 2015 respectively. Pursuant to this loan agreement, BEST Technology has granted an interest-free loans with an aggregate amount of RMB13,780 to the nominee shareholders of BEST Network, which may only be used for the purpose of a capital injection of BEST Network. The nominee shareholders of BEST Network undertook, among others, not to transfer any of its equity interests in BEST Network to any third party. The loans are only repayable by the nominee shareholders through a transfer of their equity interests in BEST Network to BEST Technology or its designated party unless the nominee shareholders are in breach of the agreement, in which BEST Technology can request immediate repayment of the loans. The loan agreements are effective until full repayment of the loans or BEST Technology agrees to waive the loan.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among BEST Technology, BEST Network and nominee shareholders of BEST Network dated June 21, 2017, the nominee shareholders of BEST Network have granted BEST Technology (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in BEST Network or all or part of the assets held by BEST Network and (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in BEST Network to BEST Technology or any designated third party. BEST Technology has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in BEST Network or assets held by BEST Network will be the minimum amount of consideration permitted under the then-applicable PRC laws. Any proceeds received by the nominee shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to BEST Technology, to the extent permitted under PRC laws. The exclusive call option agreement will remain in effect until all the equity interests or the assets held by BEST Network are transferred to BEST Technology or its designated party. BEST Technology may terminate the exclusive call option agreement at their sole discretion, whereas under no circumstances may BEST Network or its nominee shareholders terminate this agreement.

To ensure that the cash flow requirements of BEST Network’s daily operations are met and/or to set off any losses that may be incurred, the Company is obliged, only to the extent permissible under PRC laws, to provide financial support to BEST Network, whether or not BEST Network actually incurs any such operational loss. The Company will not request repayment if BEST Network or its nominee shareholders are unable to do so. Without the Company’s prior consent, BEST Network and its nominee shareholders shall not enter into any material agreements outside of the ordinary course of business. The Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST Technology or its designated party.

Shareholders’ Voting Rights Proxy Agreement

Pursuant to the shareholders’ voting rights proxy agreement among BEST Technology, BEST Network and its nominee shareholders dated June 21, 2017, each of BEST Network’s shareholders agreed to entrust all the rights to exercise their voting power to the person designated by BEST Technology. The nominee shareholders irrevocably authorize the person designated by BEST Technology as its attorney-in-fact (“AIF”) to exercise on such nominee shareholder’s behalf any and all rights that such shareholder has in respect of its equity interests in BEST Network. BEST Technology has the right to replace the authorized AIF at any time upon written notice but not consent from the other parties. The appointment of any individuals to exercise the powers and rights assigned pursuant to the shareholders’ voting rights proxy agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The shareholders’ voting rights proxy agreement is valid as long as the nominee shareholders remain shareholders of BEST Network. The nominee shareholders may not terminate the shareholders’ voting rights proxy agreement or revoke the appointment of the AIF without BEST Technology’s prior written consent.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Equity Pledge Agreement

Pursuant to the equity pledge agreement among BEST Technology, BEST Network and its nominee shareholders dated June 21, 2017 the nominee shareholders of BEST Network have pledged all of their equity interests in BEST Network in favor of BEST Technology to secure the performance by BEST Network and its nominee shareholders under the various contractual agreements, including the exclusive technical  service agreement, loan agreements and exclusive call option agreement. The nominee shareholders further undertake that they will remit any distributions as a result in connection with such shareholder’s equity interests in BEST Network to BEST Technology, to the extent permitted by PRC laws. If BEST Network or any of their respective nominee shareholders breach any of their respective contractual obligations under the above agreements, BEST Technology, as pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose the pledged equity interest. The nominee shareholders of BEST Network agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in BEST Network, without the prior consent of BEST Technology. All of the equity pledges have been registered with the relevant office of the Administration for Market Regulation in China. The equity pledge agreement will expire when all obligations under this equity pledge agreement or under the aforementioned loan agreement, exclusive call option agreement, shareholders’ voting rights proxy agreement and exclusive technical services agreement have been satisfied.

Contract that enables the Company to receive substantially all of the economic benefits from BEST Network

Exclusive Technical Service Agreement

Pursuant to the exclusive technical service agreement between BEST Technology and BEST Network dated June 21, 2017, BEST Technology has the exclusive right to provide services to BEST Network related to BEST Network’s business, including but not limited to the management, development and maintenance of software, databases and websites, training and recruitment of employees and other services required by BEST Network. In return, BEST Network agrees to pay a service fee that is based on a predetermined formula based on the financial performance of BEST Network. BEST Technology has the right to unilaterally adjust the service fee. The Exclusive Technical Service Agreement is valid for 20 years and will be automatically renewed on an annual basis unless terminated by BEST Technology at its sole discretion, whereas under no circumstances may BEST Network terminate this agreement.

Through the design of the contractual agreements, the nominee shareholders of BEST Network effectively assigned their full voting rights to the Company, which gives the Company the power to direct the activities that most significantly impact BEST Network’s economic performance. In addition, BEST Technology is entitled to substantially all of the economic benefits from BEST Network. The Company and BEST Technology, as a group of related parties, hold all of the variable interests of BEST Network. The Company has been determined to be most closely associated with BEST Network within the group of related parties. As a result of these contractual Agreements, the Company is determined to be the primary beneficiary of BEST Network.

On December 9, 2021, the Company closed the sale of the BEST Network to J&T. BEST Network was no longer the VIE of the Company and the related contractual agreements were terminated as of December 8, 2021. The operation results and cashflows of BEST Network and its subsidiaries prior to the disposal date on December 9, 2021 are reflected as discontinued operations (Note 4) in the consolidated statements of comprehensive loss (income) and cash flows for all periods presented.

1.ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

BEST Information Technology

To comply with changes to PRC laws and regulations that became effective in 2020 which prohibit foreign ownership of more than 50% of the equity interests in companies that engage in value-added telecommunication services, the Group effected a restructuring of its UCargo transportation services business. In October 2019, BEST China, the nominee shareholders of BEST Information Technology and the Company signed a series of contractual arrangements, through which, the Company obtained the power to direct the activities of BEST Information Technology that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from BEST Information Technology through BEST China. As a result, the Company is the primary beneficiary of BEST Information Technology and consolidates the entity in accordance with ASC 810-10. At the same time, BEST China transferred its equity interests in BEST Ucargo and its subsidiaries to BEST Information Technology. As the restructuring transaction to transfer the assets and liabilities relating to the UCargo transportation services business described above are between entities under common control and do not change the control at the ultimate parent level, the transaction was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

Contracts that give the Company effective control of BEST Information Technology

Loan Agreements

BEST China entered into loan agreements with the nominee shareholders of BEST Information Technology in 2020, which replaced the original loan agreement entered into in 2019. Pursuant to this loan agreement, BEST China has granted an interest-free loan to each of BEST Information Technology’s nominee shareholders, which may only be used for the purpose of a capital contribution to BEST Information Technology. BEST China agreed not to ask the BEST Information Technology’s nominee shareholders to repay the loans unless the relevant nominee shareholder violates its undertakings provided in the loan agreements. BEST Information Technology’s equity holders undertook, among others, not to transfer any of its equity interests in BEST Information Technology to any third party. The loans are repayable by such equity holders through a transfer of their equity interests in BEST Information Technology to BEST China or its designated party, in proportion to the amount of the loans to be repaid. The loan agreements remain effective until the relevant loans are repaid in full or BEST China relinquishes its rights under the relevant loan agreements.

1.ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among the Company, BEST China, Hangzhou Baisheng Investment Management Co., Ltd. (later renamed as BEST Information Technology) and its equity holders, dated October 23, 2019, BEST Information Technology’s equity holders have granted BEST China and the Company, or a party designated by the Company or BEST China, the exclusive and irrevocable call option rights to purchase part or all of their equity interests in BEST Information Technology at an exercise price equal to the minimum price as permitted by applicable PRC laws. BEST Information Technology has further granted BEST China and the Company, or a party designated by the Company or BEST China, an exclusive call option to purchase part or all of its assets also at an exercise price equal to the minimum price as permitted by applicable PRC laws. At the Company’s sole discretion, the Company has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST China or a party designated by the Company. Each of BEST Information Technology’s equity holders may not, among other things, transfer any part of their equity interests to any party other than the Company or BEST China, or a party designated by the Company or BEST China, pledge or create or permit any security interest or similar encumbrance to be created on all or any part of its equity interests, increase or decrease the registered capital of BEST Information Technology, terminate or cause to terminate any material contracts of BEST Information Technology, or cause BEST Information Technology to declare or distribute profits, bonuses or dividends. The Company is obligated, to the extent permitted by PRC laws, to provide financing support to BEST Information Technology in order to meet the cash flow requirements of its ordinary operations and to offset any loss from such operations. The Company and BEST China are not entitled to request repayment if BEST Information Technology or its equity holders are unable to repay such financial support. The exclusive call option agreement remains in effect until all the equity interests or assets that are the subject of the agreement are transferred to the Company or BEST China, or a party designated by the Company or BEST China, or if the Company or BEST China unilaterally terminate the agreement with 30 days’ prior written notice. Unless otherwise provided by law, BEST Information Technology and its equity holders are not entitled to unilaterally terminate this agreement under any circumstances.

Shareholders’ Voting Rights Proxy Agreement

Pursuant to the shareholders’ voting rights proxy agreement among the Company, BEST China, Hangzhou Baisheng Investment Management Co., Ltd. (later renamed as BEST Information Technology) and its equity holders, dated October 23, 2019, each of BEST Information Technology’s equity holders has irrevocably authorized any person designated by BEST China, with the Company’s consent, to exercise its rights as an equity holder of BEST Information Technology in a manner approved by the Company, including but not limited to the rights to attend and vote at equity holders’ meetings and appoint directors and senior management. The proxy agreement remains effective until such time as the relevant equity holder no longer holds any equity interest in BEST Information Technology.

1.ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Equity Pledge Agreement

Pursuant to the equity pledge agreement among BEST China, Hangzhou Baisheng Investment Management Co., Ltd. (later renamed as BEST Information Technology) and its equity holders, dated October 23, 2019, the relevant equity holders of BEST Information Technology have pledged all of their equity interests in BEST Information Technology as a continuing first priority security interest in favor of BEST China to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by BEST Information Technology and/or its equity holders under the other contractual arrangements. BEST China is entitled to exercise its right to dispose of the pledged interests held by BEST Information Technology’s equity holders in the equity of BEST Information Technology and has priority in receiving payment by the application of proceeds from the auction or sale of such pledged interests, in the event of any breach or default under the loan agreements or other contractual arrangements, if applicable. The equity pledge agreement will expire when all obligations under this equity pledge agreement or under the aforementioned loan agreement, exclusive call option agreement, shareholders’ voting rights proxy agreement and exclusive technical services agreement have been satisfied.

Contract that enables the Company to receive substantially all of the economic benefits from BEST Information Technology

Exclusive Technical Services Agreement

On October 23, 2019, Hangzhou Baisheng Investment Management Co., Ltd. (later renamed as BEST Information Technology) entered into an exclusive technical services agreement with BEST China, pursuant to which BEST China provides exclusive technical services to BEST Information Technology. In exchange, BEST Information Technology pays a service fee to BEST China that is based on a predetermined formula based on the financial performance of BEST Information Technology. During the term of this agreement, BEST China is entitled to adjust the service fee at its sole discretion without the consent of BEST Information Technology. BEST China will exclusively own any intellectual property arising from the performance of this agreement. This exclusive technical services agreement has an initial contract term of 20 years and may be automatically renewed for another 20 years unless BEST China notifies BEST Information Technology of its intent not to renew with at least three months’ prior notice. BEST China is entitled to terminate the agreement unilaterally with 30 days’ prior written notice, while BEST Information Technology is not entitled to unilaterally terminate this agreement under any circumstances.

Hangzhou Baijia

To comply with changes to PRC laws and regulations which prohibit foreign ownership of the equity interests in companies that engage in tobacco business, the Group effected a restructuring of its convenience store business. In April 2020, BEST Store, the nominee shareholders of Hangzhou Baijia and the Company signed a series of contractual arrangements, through which, the Company obtained the power to direct the activities of Hangzhou Baijia that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from Hangzhou Baijia through BEST Store. As a result, the Company is the primary beneficiary of Hangzhou Baijia and consolidates the entity in accordance with ASC810-10. At the same time, BEST Network transferred its equity interests in Sichuan Wowo and Shanxi Wowo Supermarket Chain Co., Ltd. (“Shanxi Wowo”) to Hangzhou Baijia. BEST Store, together with Sichuan Wowo and Shanxi Wowo, constituted the former Store+ reporting unit. As the restructuring transaction are between entities under common control and do not change the control at the ultimate parent level, the transaction was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

1.ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Contracts that give the Company effective control of Hangzhou Baijia

Loan Agreement

BEST Store entered into a loan agreement with the nominee shareholders of Hangzhou Baijia in 2020. Pursuant to this loan agreement, BEST Store has granted an interest-free loan to each of Hangzhou Baijia’s nominee shareholders, which may only be used for the purpose of a capital contribution to Hangzhou Baijia. BEST Store agreed not to ask Hangzhou Baijia’s equity holders to repay the loans unless the relevant equity holder violates its undertakings provided in the loan agreements. Hangzhou Baijia’s nominee shareholders undertook, among others, not to transfer any of its equity interests in Hangzhou Baijia to any third party. The loans are repayable by such equity holders through a transfer of their equity interests in Hangzhou Baijia to BEST Store or its designated party, in proportion to the amount of the loans to be repaid. The loan agreements remain effective until the relevant loans are repaid in full or BEST Store relinquishes its rights under the relevant loan agreements.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among the Company, BEST Store, Hangzhou Baijia and its nominee shareholders, dated May 13, 2020, Hangzhou Baijia’s nominee shareholders have granted BEST Store and the Company, or a party designated by the Company or BEST Store, the exclusive and irrevocable call option rights to purchase part or all of their equity interests in Hangzhou Baijia at an exercise price equal to the minimum price as permitted by applicable PRC laws. Hangzhou Baijia has further granted BEST Store and the Company, or a party designated by us or BEST Store, an exclusive call option to purchase part or all of its assets also at an exercise price equal to the minimum price as permitted by applicable PRC laws. At the Company’s sole discretion, the Company has the right to decide whether the option and other rights granted under the agreement will be exercised by us, BEST Store or a party designated by us. Each of Hangzhou Baijia’s nominee shareholders may not, among other things, transfer any part of their equity interests to any party other than to us or BEST Store, or a party designated by us or BEST Store, pledge or create or permit any security interest or similar encumbrance to be created on all or any part of its equity interests, increase or decrease the registered capital of Hangzhou Baijia, terminate or cause to terminate any material contracts of Hangzhou Baijia, or cause Hangzhou Baijia to declare or distribute profits, bonuses or dividends. The Company is obligated, to the extent permitted by PRC laws, to provide financing support to Hangzhou Baijia in order to meet the cash flow requirements of its ordinary operations and to offset any loss from such operations. The Company and BEST Store are not entitled to request repayment if Hangzhou Baijia or its equity holders are unable to repay such financial support. The exclusive call option agreement remains in effect until all the equity interests or assets that are the subject of the agreement are transferred to us or BEST Store, or a party designated by us or BEST Store, or if the Company or BEST Store unilaterally terminate the agreement with 30 days’ prior written notice. Unless otherwise provided by law, Hangzhou Baijia and its equity holders are not entitled to unilaterally terminate this agreement under any circumstances.

Shareholders’ Voting Rights Proxy Agreement

Pursuant to the shareholders’ voting rights proxy agreement among us, BEST Store, Hangzhou Baijia and its equity holders, dated May 13, 2020 each of Hangzhou Baijia’s nominee shareholders has irrevocably authorized any person designated by BEST Store, with the Company’s consent, to exercise its rights as an equity holder of Hangzhou Baijia in a manner approved by the Company, including but not limited to the rights to attend and vote at equity holders’ meetings and appoint directors and senior management. The proxy agreement remains effective until such time as the relevant equity holder no longer holds any equity interest in Hangzhou Baijia.

1.ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Contracts that give the Company effective control of Hangzhou Baijia (Continued)

Equity Pledge Agreement

Pursuant to the equity pledge agreement among BEST Store, Hangzhou Baijia and its equity holders, dated May 13, 2020, the relevant equity holders of Hangzhou Baijia have pledged all of their equity interests in Hangzhou Baijia as a continuing first priority security interest in favor of BEST Store to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by Hangzhou Baijia and/or its nominee shareholders under the other contractual arrangements. BEST Store is entitled to exercise its right to dispose of the pledged interests held by Hangzhou Baijia’s nominee shareholders in the equity of Hangzhou Baijia and has priority in receiving payment by the application of proceeds from the auction or sale of such pledged interests, in the event of any breach or default under the loan agreements or other contractual arrangements, if applicable. All of the equity pledges have been registered with the relevant office of the Administration for Market Regulation in China. The equity pledge agreement will expire when all obligations under this equity pledge agreement or under the aforementioned loan agreement, exclusive call option agreement, shareholders’ voting rights proxy agreement and exclusive technical services agreement have been satisfied.

Contract that enables the Company to receive substantially all of the economic benefits from Hangzhou Baijia

Exclusive Technical Services Agreement

On May 13, 2020, Hangzhou Baijia entered into an exclusive technical services agreement with BEST Store, pursuant to which BEST Store provides exclusive technical services to Hangzhou Baijia. In exchange, Hangzhou Baijia pays a service fee to BEST Store that is based on a predetermined formula based on the financial performance of Hangzhou Baijia. During the term of this agreement, BEST Store is entitled to adjust the service fee at its sole discretion without the consent of Hangzhou Baijia. BEST Store will exclusively own any intellectual property arising from the performance of this agreement. This exclusive technical services agreement has an initial contract term of 20 years and may be automatically renewed for another 20 years unless BEST Store notifies Hangzhou Baijia of its intent not to renew with at least three months’ prior notice. BEST Store is entitled to terminate the agreement unilaterally with 30 days’ prior written notice, while Hangzhou Baijia is not entitled to unilaterally terminate this agreement under any circumstances.

On November 19, 2021 and December 8, 2021, the Company completed the disposal of Sichuan Wowo and legally deregistered Shanxi Wowo, the subsidiaries of Hangzhou Baijia, respectively. As a result, Sichuan Wowo and Shanxi Wowo were no longer the VIE’s subsidiaries of the Company as of December 31, 2021. The operation results and cashflows of Sichuan Wowo prior to the disposal date on November 19, 2021 for all periods presented are now reflected as discontinued operations (Note 4) in the consolidated statements of comprehensive loss (income) and cash flows for all periods presented. To facilitate the disposal, the Company cancelled the equity pledge of Sichuan Wowo, terminated the aforementioned original contractual arrangements and resigned a new set of contractual arrangements on December 15, 2021 with no changes in the key terms. The Company is still the primary beneficiary of Hangzhou Baijia.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the VIEs complies with current PRC laws and regulations; and (ii) the Company, BEST Technology (prior to the sale of BEST Network), BEST China, and BEST Store’s contractual arrangements with the respective VIEs and VIEs’ nominee shareholders are valid, binding and enforceable on all parties to these arrangements and do not violate current PRC laws or regulations.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and VIEs’ subsidiaries, the nature of the assets in these VIEs and VIEs’ subsidiaries and the type of the involvement of the Company in these VIEs and VIEs’ subsidiaries. The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive (loss) income are as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	62,970	135,864	21,320
Accounts and notes receivable, net	55,950	113,700	17,842
Prepayments and other current assets	223,157	38,172	5,990
Amounts due from Group companies	97,107	156,699	24,589
Inventories	4	11	2
Assets held-for-sale - current	2,823,278	—	—
Total current assets	3,262,466	444,446	69,743
Non-current assets:
Non-current deposits	3,393	—	—
Operating lease right-of-use assets	18,239	188	30
Property and equipment, net	77,018	85,199	13,370
Intangible assets, net	87	52	8
Other non-current assets	169	—	—
Assets held-for-sale - non-current	5,895,325	—	—
Total non-current assets	5,994,231	85,439	13,408
Total assets	9,256,697	529,885	83,151
LIABILITIES
Current liabilities:
Accounts and notes payable	61,088	60,669	9,521
Accrued expenses and other liabilities	154,852	17,294	2,714
Customer advances and deposits and deferred revenue	10,213	341	54
Operating lease liabilities	8,104	880	138
Amounts due to Group companies	3,779,947	455,925	71,545
Income tax payable	4	—	—
Short-term bank loans	5,000	120,500	18,909
Liabilities held-for-sale - current	6,630,254	—	—
Total current liabilities	10,649,462	655,609	102,881
Operating lease liabilities	7,043	—	—
Long-term bank loan	961	—	—
Deferred tax liabilities	102	—	—
Other non-current liabilities	106,620	—	—
Liabilities held-for-sale - non-current	1,671,476	—	—
Total non-current liabilities	1,786,202	—	—
Total liabilities	12,435,664	655,609	102,881

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

The revenue producing assets that are held by the VIEs comprise mainly of machinery and electronic equipment. The VIEs contributed an aggregate of 3%, 21% and 27% of the Group’s consolidated revenue for the years ended December 31, 2019, 2020 and 2021 respectively, after elimination of intercompany transactions. As of December 31, 2020 and 2021, except for the VIE’s assets of Trust Plan previously mentioned, there are no other assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs.

Other than the amounts due to related parties (which are eliminated upon consolidation) all remaining liabilities of the VIEs are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue from continuing operations	323,209	2,242,830	3,116,599	489,062
Revenue from discontinued operations	22,724,686	20,240,608	16,486,807	2,587,140
Total revenue	23,047,895	22,483,438	19,603,406	3,076,202

Net loss from continuing operations	(5,884)	(20,634)	(104,999)	(16,477)
Net income (loss) from discontinued operations	52,588	(915,208)	(1,936,791)	(303,925)

Net cash (used in) generated from continuing operating activities	(21,686)	93,624	(266,070)	(41,752)
Net cash generated from (used in) discontinued operating activities	1,024,217	(158,772)	(1,938,454)	(304,186)
Net cash generated from (used in) continuing investing activities	23,331	(25,455)	(349,795)	(54,890)
Net cash used in discontinued investing activities	(1,317,284)	(1,141,564)	(448,016)	(70,303)
Net cash (used in) generated from continuing financing activities	(2,332)	(22,701)	242,350	38,030
Net cash generated from discontinued financing activities	1,032,069	944,847	2,136,199	335,216
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	—	—	(18)	(3)

1.	ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Consolidated ABS Plans and Trust Plan

In June 2019 and September 2020, BEST Finance transferred certain lease rental and other financing receivables to a securitization vehicle through Xinyuan Leasing Asset Backed Special Plan I and Plan II (collectively the “ABS Plans”), respectively. In March 2021, BEST Finance transferred certain lease rental receivables to Yunnan International Trust Co., Ltd., a third party, which then created Yunnan Trust Plan (the “Trust Plan”). The ABS Plan I and ABS Plan II was due and repaid during the years ended December 31, 2020 and 2021, respectively.

The Company provides payment collection services for the underlying lease rental and other financing receivables. The Company consolidates the ABS Plans and Trust Plan as it has the power to direct the activities that most significantly impacts their economic performance, the right to share residual profits and the obligation to absorb losses of the ABS Plans and Trust Plan that potentially could be significant to the ABS Plans and Trust Plan.

The table sets forth the assets and liabilities of the consolidated ABS Plans and Trust Plan included in the Company’s consolidated balance sheets:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Cash and cash equivalents	—	26,166	4,106
Amounts due from related parties	301,914	175,253	27,501
Prepayments and other current assets	—	12,046	1,890
Total current assets	301,914	213,465	33,497
Restricted cash	90,000	—	—
Amounts due from related parties	230,000	41,248	6,473
Total non-current assets	320,000	41,248	6,473
Total assets	621,914	254,713	39,970

Long-term borrowings – current portion	96,829	84,006	13,182
Amounts due to related parties	205,085	118,251	18,556
Accrued expenses and other liabilities	—	957	151
Total current liabilities	301,914	203,214	31,889
Amounts due to related parties	320,000	51,499	8,081
Total non-current liabilities	320,000	51,499	8,081
Total liabilities	621,914	254,713	39,970

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue from third parties	—	—	80,029	12,558
Cost of revenue	—	—	64,312	10,092
Net income	—	—	5,493	862

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash generated from operating activities	—	—	53,373	8,375
Net cash used in investing activities	(297,345)	(234,569)	(233,203)	(36,595)
Net cash generated from financing activities	337,345	284,569	115,996	18,202